Note A - The Company and Summary of Significant Accounting Policies (Details) (USD $)	2 Months Ended		3 Months Ended		12 Months Ended			24 Months Ended		12 Months Ended
	Mar. 01, 2013	Mar. 01, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Note A - The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Retained Earnings (Accumulated Deficit) (in Dollars)			$ (52,604,000)		$ (52,288,421)	$ (52,288,421)	$ (52,291,688)	$ (52,288,421)
Cash and Cash Equivalents, at Carrying Value (in Dollars)			451,748	211,003	83,989	83,989	43,437	83,989	1,010,096
Operational Costs Per Month (in Dollars)						385,000
Allowance for Doubtful Accounts Receivable, Recoveries (in Dollars)						400,000				150,000
Advertising Expense (in Dollars)						114,000		170,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years											3 years	4 years
Share-based Compensation (in Dollars)			$ 12,447	$ 20,741		$ 49,842	$ 57,180				$ 49,842	$ 57,180
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	2,300,000	1,125,000			600,000		845,000